Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of associates [line items]
Investment in associates	$ 4,878		$ 4,612
Exceptional share of results of associates	9	$ 104
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 77	$ 58